American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP GROWTH FUND

Supplement dated August 1, 2007 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE SECTION The Investment Advisor ON PAGE 6.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2006                              INVESTOR CLASS
--------------------------------------------------------------------------------
VP Growth                                                         N/A(1)
--------------------------------------------------------------------------------

(1)  CLASS I HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2006. CLASS I
     WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE OF 1.00% OF THE FIRST $2.5
     BILLION OF STRATEGY ASSETS, 0.995% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.980% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.970% OF THE
     NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.960% OF THE NEXT $2.5 BILLION OF
     STRATEGY ASSETS, 0.950% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.940%
     OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.930% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.920% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.910% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.900% OF THE
     NEXT $5 BILLION OF STRATEGY ASSETS, AND 0.800% OF STRATEGY ASSETS OVER $30
     BILLION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55983 0708

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND * VP
GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND * VP LARGE COMPANY
VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND * VP VALUE FUND * VP
VISTA(SM) FUND

Supplement dated August 1, 2007 * Statement of Additional Information dated May
1, 2007

THE FOLLOWING REPLACES THE Interested Directors AND Independent Directors TABLES
UNDER Management ON PAGES 30-32.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC     (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC     subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative     Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as:     President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 109

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC, Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

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2

THE FOLLOWING REPLACES THE RESPECTIVE SECTIONS OF THE TABLE REGARDING MANAGEMENT
FEES ON PAGE 47.

FUND                      CLASS                   PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VP Growth                 Class I                 1.000% of first $2.5 billion
                                                  0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VP Ultra            Class I & Class III            1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                    -----------------------------------------------------------
                    Class II                       0.900% of first $2.5 billion
                                                   0.895% of next $2.5 billion
                                                   0.880% of next $2.5 billion
                                                   0.870% of next $2.5 billion
                                                   0.860% of next $2.5 billion
                                                   0.850% of next $2.5 billion
                                                   0.840% of next $2.5 billion
                                                   0.830% of next $2.5 billion
                                                   0.820% of next $2.5 billion
                                                   0.810% of next $2.5 billion
                                                   0.800% of next $5 billion
                                                   0.700% over $30 billion
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55982 0708